SCHEDULE OF RECONCILES WARRANT COMMITMENT (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Accounting Policies [Abstract]
Beginning balance
Initial recognition of warrant commitment	20,244,497
Unrealized loss	17,408,311
Ending balance	$ 37,652,808